Changes to Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2009
Changes to accumulated other comprehensive income (loss)
Cash Flow Hedges - Interest Rate Swap, Beginning balance	$ (28)
Defined Benefit Pension and OPEB Plans, Beginning balance	(3)
Accumulated Other Comprehensive Income (Loss), Beginning Balance	(31)	(31)	(2)	(2)
Defined benefit pension plans (net of tax)	(1)	(3)
Amounts reclassified from accumulated other comprehensive income (loss) and reported in:
Amounts reclassified from accumulated other comprehensive income (expense)	1
Total amounts reclassified from accumulated other comprehensive income (expense)	1
Cash Flow Hedges - Interest Rate Swap, Ending balance	(27)	(28)
Defined Benefit Pension and OPEB Plans, Ending balance	(4)	(3)
Accumulated Other Comprehensive Income (Loss), Ending Balance	(31)	(31)	(2)	(2)
Interest And Related Charges
Amounts reclassified from accumulated other comprehensive income (loss) and reported in:
Amounts reclassified from accumulated other comprehensive income (expense)	1
Total amounts reclassified from accumulated other comprehensive income (expense)	1
Accumulated Other Comprehensive Income (Loss)
Changes to accumulated other comprehensive income (loss)
Defined benefit pension plans (net of tax)	$ (1)